Income taxes - Schedule of Reconciliation between the Statutory Earned Income Tax Rate (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Reconciliation Between The Statutory Earned Income Tax Rate Abstract
Income before income tax expenses	$ 1,512,341	$ 1,230,964	$ 653,775
Income tax computed at statutory EIT rate (25%)	378,085	307,741
Tax effect of preferential tax treatments	(217,852)	(123,096)
Carry forward prior years’ losses	(1,164)	(184,645)
Total	$ 159,069	$ 0	$ 0